CONSOLIDATED RESTATEMENT OF COMPARATIVE PERIOD STATEMENT OF FINANCIAL POSITION	12 Months Ended
Dec. 31, 2020
Consolidated Recast of Comparative Period Statement of Financial Position [Abstract]
CONSOLIDATED RESTATEMENT OF COMPARATIVE PERIOD STATEMENT OF FINANCIAL POSITION	CHANGES IN ACCOUNTING POLICIES
Voluntary change in accounting policy
Pembina re-assessed its policy for the measurement of its decommissioning provision. Previously, Pembina's decommissioning provision was measured at the present value of the expected costs to settle the obligations using a risk-free interest rate based on the Government of Canada's benchmark long-term bond yield. Effective December 31, 2020, Pembina elected to change its policy for the measurement of its decommissioning obligations to utilize a credit-adjusted risk-free interest rate. As a result of this change in policy, Pembina's decommissioning provision is now measured using a risk-free interest rate based on the Government of Canada's benchmark long-term bond yield, adjusted for Pembina's credit risk. The use of a credit-adjusted risk-free rate results in reliable and more relevant information for the readers of the Company's Consolidated Financial Statements as this methodology results in a more accurate representation of the value at which such liabilities could be transferred to a third party, provides a better indication of the risk associated with such obligations, and increases the comparability of Pembina's financial statements to those of its peers.
Management has applied the change in accounting policy retrospectively. The Consolidated Financial Statements have been restated to reflect adjustments made as a result of this change in accounting policy. The following tables present the impacts of the change in accounting policy for decommissioning provisions to the statement of financial position, the statement of earnings (loss) and comprehensive income (loss), and the statement of cash flows, for each of the line items affected.
i.Impacts on the Consolidated Statements of Financial Position

As at	December 31, 2020	December 31, 2019	January 1, 2019
($ millions)	Adjustments	Adjustments	Adjustments
Assets
Property, plant and equipment	(546)	(372)	(304)
Investments in equity accounted investees	24	20	15
Right-of-use assets	(51)	(39)	—
Advances to related parties and other assets	(7)	(7)	(7)
Total assets	(580)	(398)	(296)
Liabilities
Decommissioning provision	(734)	(527)	(411)
Deferred tax liabilities	37	31	32
Total liabilities	(697)	(496)	(379)
Equity
Deficit	117	98	83
Total equity attributable to Shareholders	117	98	83
A reconciliation for each of the line items affected in the restated Consolidated Statements of Financial Position is presented in Note 4.
ii.Reconciliation of the Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss)

For the years ended December 31 ($ millions, except per share amounts)	2020	2019
	Adjustments	Previously reported	Adjustments	Restated
Cost of sales	(18)	5,187	(4)	5,183
Share of profit from equity accounted investees	4	370	5	375
Gross profit	22	2,433	9	2,442
Net finance costs	(3)	294	(5)	289
Earnings (loss) before income tax	25	1,528	14	1,542
Deferred tax (recovery) expense	6	(174)	(1)	(175)
Earnings (loss) attributable to shareholders	19	1,492	15	1,507
Total comprehensive income (loss) attributable to shareholders	19	1,273	15	1,288
Earnings (loss) attributable to common shareholders, net of preferred share dividends	19	1,361	15	1,376
Earnings (loss) per common share - basic	0.04	2.66	0.03	2.69
Earnings (loss) per common share - diluted	0.04	2.65	0.03	2.68
iii.Reconciliation of the Consolidated Statement of Cash Flows

For the years ended December 31 ($ millions)	2020	2019
	Adjustments	Previously reported	Adjustments	Restated
Earnings (loss)	19	1,492	15	1,507
Share of profit from equity accounted investees	(4)	(370)	(5)	(375)
Adjustments for depreciation and amortization	(18)	511	(4)	507
Adjustments for net finance costs	(3)	294	(5)	289
Adjustments for income tax expense	6	36	(1)	35
Cash flow from operating activities	—	2,532	—	2,532
CONSOLIDATED RESTATEMENT OF COMPARATIVE PERIOD STATEMENT OF FINANCIAL POSITION
The following table presents the combined impact on the Company's Consolidated Statement of Financial Position of the change in accounting policy for decommissioning provisions presented in Note 3, and the acquisition adjustments related to the finalization of the purchase price allocation presented in Note 7.

	December 31, 2019				January 1, 2019
		Accounting				Accounting
		policy change	Acquisition			policy change
As at	Previously	adjustments	adjustments		Previously	adjustments
($ millions)	reported	(Note 3)	(Note 7)	Restated	reported	(Note 3)	Restated
Assets
Trade receivables and other	692	—	2	694	605	—	605
Property, plant and equipment	18,775	(372)	(41)	18,362	14,712	(304)	14,408
Intangible assets and goodwill	6,429	—	15	6,444	4,409	—	4,409
Investments in equity accounted investees	5,954	20	—	5,974	6,368	15	6,383
Right-of-use assets	822	(39)	(92)	691	427	—	427
Finance lease receivable	29	—	116	145	—	—	—
Advances to related parties and other assets	157	(7)	—	150	177	(7)	170
Total assets	33,153	(398)	—	32,755	27,107	(296)	26,811
Liabilities
Trade payables and other	1,013	—	(8)	1,005	796	—	796
Decommissioning provision	864	(527)	—	337	569	(411)	158
Deferred tax liabilities	2,906	31	8	2,945	2,782	32	2,814
Total liabilities	16,383	(496)	—	15,887	12,681	(379)	12,302
Equity
Deficit	(1,883)	98	—	(1,785)	(2,036)	83	(1,953)
Total equity	16,770	98	—	16,868	14,426	83	14,509